Financial Instruments - Additional Information (Detail) - USD ($) shares in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Commercial papers issued		$ 0	$ 0	$ 1,637,000,000
Borrowings		3,255,000,000	3,216,000,000
Notional amount		483,000,000	483,000,000
Foreign currency translation adjustments to OCI		109,000,000	(287,000,000)
Cash and cash equivalents		825,000,000	2,706,000,000
Interest Income Sensitivity		8,000,000	25,000,000
Derivatives designated as Fair Value hedges		0
Trade and other receivables		1,167,000,000	1,313,000,000
Other financial assets		578,000,000	106,000,000
Amount returned to shareholders		488,000,000	1,174,000,000
Debt repaid			1,637,000,000
Equity at fair value		0
Fair value of contracts outstanding, liability		62,000,000	76,000,000
Borrowings repaid			3,719,000,000
Impact on earnings from non-permanent intercompany loans		0	0
Impact on earnings from non-permanent intercompany loans		$ 0	0
Percent of change in revenue due to foreign currency translation		1.00%
Percent of change in operating expenses due to foreign currency translation		2.00%
Targeted number of shares outstanding		500
Purchase price		$ 998,000,000	478,000,000
Credit Facility Covenant- Acquisitions [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchase price		500,000,000
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability		62,000,000	76,000,000
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		111,000,000
Fair value of contracts outstanding, liability			7,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		825,000,000	2,706,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		$ 825,000,000	2,706,000,000
Percentage of cash and cash equivalents at A- or above rated institutions		97.00%
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability		$ 62,000,000	$ 76,000,000
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		$ 1,800,000,000
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate		4.60%	4.60%
Credit facility cancelled October 1, 2018 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 1,500,000,000
Proceeds from borrowings			1,000,000,000
Repayment of borrowings			1,000,000,000
Term Loan Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 500,000,000
Maturity date			October 1, 2018
Revolving Credit Facility 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 1,000,000,000
Maturity date			October 1, 2018
Credit Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800,000,000
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800,000,000
Maturity date		December 2024
Additional commitment from lenders		$ 600,000,000
Borrowings		0
Maximum CreditFacility Agreement		$ 2,400,000,000
Previous 2021 credit facility [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 2,400,000,000
Borrowings repaid			$ 370,000,000
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held	45.00%	45.00%	45.00%
Proceeds from sale of Financial & Risk	$ 17,000,000,000
Amount returned to shareholders	10,000,000,000
Debt repaid	4,000,000,000
Reinvestment Fund	2,000,000,000
Transaction costs	1,000,000,000
Cost of reposition of Company for growth and scale	$ 600,000,000
Percentage of ownership stake sold	55.00%
Financial And Risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership stake sold	55.00%
Warrant Valuation [member] | Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Enterprise Value		$ 27,000,000,000
Maximum cash consideration		$ 2,500,000,000
Warrant Valuation [member] | Refinitiv [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held		45.00%
Warrant Valuation [member] | Refinitiv [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held		47.60%